THE EAGLE
INTERNATIONAL
EQUITY PORTFOLIO


[GRAPHIC OMITTED]


ANNUAL REPORT

OCTOBER 31, 1999

EAGLE
ASSET MANAGEMENT INC.
880 CARILLON PAARKWAY
P.0. BOX 10520
ST. PETERSBURG, FL
33733-0520
(727) 573-2453
(800) 237-3101

                                                               December 21, 1999

Dear Fellow Shareholders:


We are pleased to provide you with the annual report for the Eagle International Equity Portfolio (the "Fund") of Heritage Series Trust for the fiscal year ended October 31, 1998. For this period, the Eagle class of shares of your Fund appreciated by 23.85%, slightly higher than the 23.04% return for the Morgan Stanley Capital International Europe, Asia, Far East ("EAFE") Index. As you will see from the chart on page 4, your Fund has outperfomed the EAFE Index for the period from the Fund's inception on May 1, 1995 through October 31, 1999. Your fund also offers class A, B and C shares. The financial and investment performance information for all classes of shares of your Fund are presented in this annual report.

The investment subadviser for your Fund is Martin Currie, Inc. of Edinburgh, Scotland. As a reminder, your Fund's assets are allocated not only to developed markets, but also to emerging markets around the world. Thus, we believe your Fund should be considered a core international holding in your overall investment portfolio. Your Fund's performance benefited in the past year by a recovery in Japan, Asia and emerging markets, while continental Europe and the U.K. had less robust returns during this period. We hope you find the comments of Martin Currie, Inc. helpful in understanding how your investment portfolio has been managed during the past year.

On behalf of all of us at Eagle and Heritage, thank you for your continuing investment in the Eagle International Equity Portfolio. We hope you enjoyed a wonderful holiday season and wish you a happy and healthy 2000.


Sincerely,                                   Sincerely

/s/ STEPHEN G. HILL                          /s/ RICHARD K. RIESS
------------------------------------         ----------------------------
Stephen G. Hill                              Richard K. Riess
President                                    President
Heritage Series Trust                        Eagle Asset Management, Inc.
Eagle International Equity Portfolio


                       A  N  N  U  A  L   R  E  P  O  R  T

                                                               December 2, 1999
MARKET COMMENTARY from MARTIN CURRIE, INC.
Eagle International Equity Portfolio

The final months of 1998 saw a rapid recovery from the turmoil of the third quarter, created by crisis in Russia and collapse of confidence in Asia. Interest rate cuts, initiated by the US, and a recovery in bond markets, allowed major world equity markets to recover and move towards previous highs in early 1999. This current year has been dominated by a strong recovery in Japan, Asia and emerging market equities, as corporate restructuring, improving economies and firmer currencies have encouraged a return of overseas buying. European markets have been subdued in the wake of a weak start for the Euro and evidence of sluggish growth. The UK equity market has been more volatile, impacted by the change in the US interest rate cycle and weaker bond yields. The Morgan Stanley Capital International Europe, Australia, Far East Index rose by 23.04% while the Fund's Eagle Shares rose by 23.85% after expenses, during the year ended October 31, 1999.

JAPAN (33.0% of the portfolio as of fiscal year end) rallied significantly over the period, supported by a much stronger yen. Government support for domestic investors and small businesses and an unprecedented change in the attitude of Japanese corporate management, encouraged us to add to the region, taking our position above the Index and peer group weighting. Having run a portfolio dominated by blue chip export stocks, we switched emphasis towards domestic recovery and restructuring plays. New holdings included Fujitsu, Sumitomo Bakelite, Asahi Chemical, Benesse, and Kao, all reflective of domestic restructuring. NTT Mobile, Secom (domestic security) and Rohm have been some of your best performing shares. With a more positive view on the economy, we unwound the yen/dollar hedge towards the end of the period. Legislation is now in place to allow the corporate cross shareholdings to be placed in pension schemes rather than be sold into market rallies; this allows scope for the Index to rise further.

We substantially reduced our weighting to CONTINENTAL EUROPE (51.2% of the portfolio as of fiscal year end). Concerns over the extent of economic recovery and mixed political news has left markets volatile and the new currency weak. We introduced a number of cyclical stocks into the portfolio such as Valeo, Peugeot, Elf Aquitaine (France), Preussag (Germany) and added to the telecommunications sector with holdings in Vivendi, France Telecom (France), Telecom Italia (Italy) and Ericsson (Sweden). In the medium term, weaker bond yields, a change in interest rate cycle and mixed signs of German and Italian economic growth leave upside for the region constrained. A reduction in the UK weighting (now 14.9% of the portfolio as of fiscal year end) took place after a period of good returns. However, weakening bond yields and the impact of a strong sterling on corporate profits, has left UK equities looking fully valued. We built up our energy and resource weighting (BP Amoco, RTZ) and continued to favour the financial sector through holdings in Legal & General and the Halifax Group. Sales reflected concerns over pricing power, such as Safeway (food retailing) and Marks & Spencer, all suffering in a tough retail environment. As with Continental Europe, the telecommunications sector continues to move ahead, and we added British Telecommunications to the list.


                  2    A  N  N  U  A  L   R  E  P  O  R  T

ASIA (9.3% of the portfolio as of fiscal year end) was also built up over the period. The region benefited from the recovery in economic prospects for Japan and a stronger yen. Firmer Asian currencies, falling interest rates and evidence of considerable financial and corporate restructuring encouraged us to broaden our market exposure. Having played the relatively liquid markets of Australia, Hong Kong and Singapore, we extended the list to include Korea and Thailand. New holdings included North and Tabcorp (Australia), Swire Pacific, New World Development and China Everbright (Hong Kong), Singapore Telecom, Overseas Chinese Banking Corp, Neptune Orient Lines (Singapore), Korea Telecom and Thai Petrochemical Industry.

We increased our exposure to SMALLER MARKETS over the period, in line with a more optimistic view on world growth, Asian recovery and rising commodity prices. Alpha Credit Bank and Hellenic Telecom (Greece), Magyar Olaj es Gaz (Hungary), Bank Handlowy, Telekomunikacja Polska (Poland), Hindalco (India), Compania Vale Do Rio Doce (Brazil) Cifra (Mexico), Commercial International Bank (Egypt) and Nedcor (South Africa) represented a significant increase to non Index markets.

OUTLOOK

Improving world economic growth and evidence of domestic recovery in a number of key markets has prompted a shift towards a greater cyclical emphasis within the portfolio. Japan, Asia and selective smaller markets have the greatest profit recovery potential in this improving environment and we have weighted the Fund's portfolio accordingly. A change in the interest rate cycle in the US and weak domestic bonds in both the UK and Europe, will constrain returns from these maturer market regions. Y2K issues have distorted capital flows this year, but we have liquidity available to capitalise on opportunities resulting from volatility surrounding this momentous event.

On behalf of all of us at Martin Currie, Inc., thank you for your continuing confidence in us. We look forward to reporting to you again in the Spring of 2000.


                   3   A  N  N  U  A  L   R  E  P  O  R  T

                         GROWTH OF A $10,000 INVESTMENT
         SINCE INCEPTION OF HERITAGE SERIES TRUST - EAGLE INTERNATIONAL
                  EQUITY PORTFOLIO-EAGEL SHARES ON MAY 1, 1995


                                [GRAPH OMITTED]



                         GROWTH OF A $10,000 INVESTMENT
         SINCE INCEPTION OF HERITAGE SERIES TRUST - EAGLE INTERNATIONAL EQUITY PORTFOLIO- CLASS A & CLASS C SHARES ON DECEMBER 27, 1995


                                [GRAPH OMITTED]



                     (SEE FOOTNOTES ON THE FOLLOWING PAGE)

                  4   A  N  N  U  A  L   R  E  P  O  R  T

                         GROWTH OF A $10,000 INVESTMENT
         SINCE INCEPTION OF HERITAGE SERIES TRUST - EAGLE INTERNATIONAL
               EQUITY PORTFOLIO- CLASS B SHARES ON JANUARY 2, 1998


                                [GRAPH OMITTED]



* Average annual returns for the Heritage Series Trust -- Eagle International Portfolio Eagle Class A, Class B and Class C Shares are calculated in conformance with Item 21 of Form N-1A, which assumes reinvestment of dividends, a sales load of 4.75% for Class A Shares and a 4% contingent deferred sales load for the complete redemption of Class B Shares. If Class B Shares were still held at the end of the period, the value would be $12,929. Performance presented represents historical data. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's past performance is not indicative of future performance and should be considered in light of the Fund's investment policy and objectives, the characteristics and quality of its portfolio securities, and the periods selected.


                   5   A  N  N  U  A  L   R  E  P  O  R  T

         HERITAGE SERIES TRUST - EAGLE INTERNATIONAL EQUITY PORTFOLIO
                              INVESTMENT PORTFOLIO
                               OCTOBER 31, 1999

                                                                        MARKET
        SHARES                                                           VALUE
        ------                                                          -------
COMMON STOCKS --95.1% (A)
-------------------------
    AUSTRALIA--2.5%
    ---------------
       7,000   Brambles Industries Ltd. ............................  $  196,858
      38,700   News Corporation Ltd. ...............................     279,860
      93,000   North Ltd. ..........................................     179,697
      32,000   Tabcorp Holdings Ltd. ...............................     202,840
      66,000   Telstra Corporation .................................     335,737
                                                                      ----------
                                                                       1,194,992
                                                                      ----------
    BRAZIL--0.5%
    ------------
       7,000   Compania Vale Do Rio Doce,
                 Sponsored ADR .....................................     128,100
       8,000   Petrobras, Sponsored ADR ............................     127,000
                                                                      ----------
                                                                         255,100
                                                                      ----------
    EGYPT--0.3%
    -----------
      10,700    Commercial International Bank,
                  Sponsored GDR ....................................     132,145
                                                                      ----------
    FINLAND--1.8%
    -------------
       7,462   Nokia AB OY .........................................     854,039
                                                                      ----------
    FRANCE--12.6%
    -------------
       1,526   Accor ...............................................     343,496
       5,193   AXA-UAP Groupe ......................................     732,489
       4,232   Cap Gemini SA .......................................     641,006
       2,788   Compagnie de Saint Gobain ...........................     483,872
       3,716   France Telecom ......................................     359,012
       2,394   Lafarge .............................................     230,409
       1,827   PSA Peugeot Citroen .................................     350,716
       2,682   Societe Generale ....................................     583,960
       2,136   Suez Lyonnaise des Eaux .............................     344,876
       8,566   Total SA, Class "B" .................................   1,157,856
      10,531   Vivendi .............................................     798,100
                                                                      ----------
                                                                       6,025,792
                                                                      ----------
    GERMANY--6.5%
    -------------
       9,919   BASF AG .............................................     446,024
       6,643   Bayerische Hypo-Vereinsbank
                 AG ................................................     436,016
       1,346   Celanese AG* ........................................      21,235
      12,974   Hoechst AG ..........................................     571,114
       5,399   Mannesmann AG .......................................     849,001
       6,386   Metro AG ............................................     343,244
       4,920   Siemens AG ..........................................     441,695
                                                                      ----------
                                                                       3,108,329
                                                                      ----------
    GREECE--0.2%
    ------------
       3,400   Hellenic Telecom OTE ................................      72,043
                                                                      ----------

                                                                        MARKET
        SHARES                                                           VALUE
        ------                                                          -------
COMMON STOCKS (CONTINUED)
-------------------------
    HONG KONG--2.7%
    ---------------
     230,000   China Everbright, Ltd. ..............................     164,317
      30,500   Dao Heng Bank Group, Ltd. ...........................     138,592
      25,000   Henderson Land Development
                 Company ...........................................     113,600
     155,934   Hong Kong Telecom
                 Company, Ltd. .....................................     356,289
       9,500   Hutchison Whampoa, Ltd. .............................      95,385
      95,000   New World Development, Ltd. .........................     179,764
      53,000   Swire Pacific Ltd., Class "A" .......................     262,663
                                                                      ----------
                                                                       1,310,610
                                                                      ----------
    INDIA--0.6%
    -----------
       6,900   Hindalco Industries, Ltd.,
                 Sponsored GDR .....................................     156,975
       8,033   Indian Opportunities Fund,
                 Ltd. (b) * ........................................     123,467
                                                                      ----------
                                                                         280,442
                                                                      ----------
    IRELAND--0.5%
    -------------
      31,932   Bank of Ireland .....................................     249,221
                                                                      ----------
    ISRAEL--0.2%
    ------------
       1,200   Orbotech Ltd.* ......................................      93,750
                                                                      ----------
    ITALY--3.2%
    -----------
      38,688   San Paolo IMI SPA ...................................     501,350
     131,000   Seat Pagine Gialle SPA ..............................     186,709
      40,986   Telecom Italia Mobiliere SPA ........................     256,080
      66,355   Telecom Italia SPA ..................................     573,021
                                                                      ----------
                                                                       1,517,160
                                                                      ----------
    JAPAN--31.5%
    ------------
      50,000   Asahi Chemical Industry
                 Company, Ltd. .....................................     302,100
       1,700   Benesse Corporation .................................     363,575
      17,000   Brigestone Corporation ..............................     467,920
      21,000   Canon, Inc. .........................................     594,131
       4,000   FamilyMart Company, Ltd. ............................     278,124
       9,000   Fuji Photo Film Company, Ltd. .......................     289,153
      24,000   Fujitsu Ltd. ........................................     722,739
      56,000   Hitachi, Ltd. .......................................     605,275
      10,000   Honda Motor Company, Ltd. ...........................     421,981
       6,000   Ito-Yokado Company, Ltd. ............................     479,908
      24,000   Kao Corporation .....................................     731,946
      51,000   Kubota Corporation ..................................     202,983
       3,000   Mabuchi Motor Company, Ltd. .........................     443,080
      25,000   Marui Company, Ltd. .................................     472,331
      40,000   Mitsui Marine & Fire Insurance.......................     265,081
          65   NTT Mobile Communication ............................   1,726,767


    The accompanying notes are an integral part of the financial statements.

                  6   A  N  N  U  A  L   R  E  P  O  R  T

         HERITAGE SERIES TRUST - EAGLE INTERNATIONAL EQUITY PORTFOLIO
                              INVESTMENT PORTFOLIO
                               OCTOBER 31, 1999


                                                                        MARKET
        SHARES                                                           VALUE
        ------                                                          -------
COMMON STOCKS (CONTINUED)
-------------------------
    JAPAN (CONTINUED)
    -----------------
       4,000   Promise Company, Ltd. ..............................  $   268,534
       3,000   Riso Kagaku Corporation ............................      129,472
       5,200   Rohm Company, Ltd. .................................    1,166,970
       4,000   Secom Company, Ltd. ................................      428,887
       5,000   Secom Company, Ltd. (c)* ...........................      532,272
      20,000   Shin-Etsu Chemical
                 Company, Ltd. ....................................      824,782
       7,500   Sony Corporation ...................................    1,169,560
      34,000   Sumitomo Bakelitel
                 Company, Ltd. ....................................      335,533
      11,000   Taisho Pharmaceutical Company ......................      457,850
      45,000   Toppan Printing Company, Ltd. ......................      551,980
      19,000   Yamanouchi Pharmaceutical ..........................      861,897
                                                                     -----------
                                                                      15,094,831
                                                                     -----------
    MEXICO--1.7%
    ------------
      15,000   Alpha SA ...........................................       57,584
       5,560   Cemex, SA, Class "B"* ..............................      125,100
      81,000   Cifra, SA* .........................................      127,416
       5,000   Desc ADS ...........................................       79,375
       3,300   Grupo Televisa, SA, Sponsored
                 GDR* .............................................      140,250
       3,200   Telefonos de Mexico, Sponsored
                 ADR ..............................................      273,600
                                                                     -----------
                                                                         803,325
                                                                     -----------
    NETHERLANDS--3.4%
    -----------------
      16,068   Ahold (Kon) NV .....................................      493,513
      10,710   ING Groep NV .......................................      631,759
      14,634   VNU, NV ............................................      494,878
                                                                     -----------
                                                                       1,620,150
                                                                     -----------
    POLAND--0.2%
    ------------
      18,500   Telekomunikacja Polska,
                 Sponsored GDR ....................................       92,963
                                                                     -----------
    SINGAPORE--2.5%
    ---------------
       9,100   Chartered Semiconductor
                 Manufacturing, Sponsored
                 ADR * ............................................      302,006
     221,000   Neptune Orient, Ltd.* ..............................      320,213
      36,750   Overseas Union Bank ................................      276,183
      30,000   Singapore Airlines Ltd. ............................      317,441
                                                                     -----------
                                                                       1,215,843
                                                                     -----------
    SOUTH AFRICA--0.3%
    ------------------
       1,024   Anglo-American Corporation,
                 PLC* .............................................       54,503


                                                                        MARKET
        SHARES                                                           VALUE
        ------                                                          -------
COMMON STOCKS (CONTINUED)
-------------------------
    SOUTH AFRICA (CONTINUED)
    ------------------------
       3,400   Nedcor Investment Bank
                 Holdings* ........................................        1,909
       3,400   Nedcor Ltd. ........................................       66,852
                                                                     -----------
                                                                         123,264
                                                                     -----------
    SOUTH KOREA--0.7%
    -----------------
       7,370   Korea Telecom Corporation
                 ADS* .............................................      259,793
       4,290   Shinhan Bank GDS* ..................................       91,699
                                                                     -----------
                                                                         351,492
                                                                     -----------
    SPAIN--3.4%
    -----------
      23,131   Argentaria SA ......................................      513,370
      49,799   Banco Santander Central Hisp .......................      517,001
      37,694   Telefonica S.A. ....................................      620,101
                                                                     -----------
                                                                       1,650,472
                                                                     -----------
    SWEDEN--2.4%
    ------------
      17,900   Ericson, Class "B" .................................      744,382
      25,000   Foreningsparbanken, AB,
                 Class "A" ........................................      398,225
                                                                     -----------
                                                                       1,142,607
                                                                     -----------
    SWITZERLAND--2.1%
    -----------------
         570   Clariant AG ........................................      249,419
         270   Holderbank Financiere Glarus .......................      332,474
         287   Novartis AG ........................................      429,286
                                                                     -----------
                                                                       1,011,179
                                                                     -----------
    TAIWAN--0.1%
    ------------
       1,700   Taiwan American Fund (b)* ..........................       22,321
                                                                     -----------
    THAILAND--0.3%
    --------------
     400,000   Thai Petrochemical Industry (d)* ...................      165,782
                                                                     -----------
    UK--14.9%
    ---------
      17,500   Allied Zurich, PLC .................................      212,794
       8,000   AstraZeneca PLC ....................................      361,767
      40,000   BP Amoco, PLC ......................................      388,452
      15,000   British Sky Broadcasting, PLC ......................      161,691
      13,000   British Telecomunications, PLC .....................      235,832
      29,000   Cable & Wireless, PLC ..............................      338,335
      22,000   General Electric Company, PLC ......................      239,496
      22,000   GKN, PLC ...........................................      353,912
      11,500   Glaxo Welcome, PLC .................................      339,386
      11,000   Halifax Group, PLC .................................      140,444
      94,000   Hilton Group, PLC ..................................      287,297
      22,000   Land Securities, PLC ...............................      274,020

    The accompanying notes are an integral part of the financial statements.


                   7   A  N  N  U  A  L   R  E  P  O  R  T

         HERITAGE SERIES TRUST - EAGLE INTERNATIONAL EQUITY PORTFOLIO
                              INVESTMENT PORTFOLIO
                               OCTOBER 31, 1999


                                                                        MARKET
        SHARES                                                           VALUE
        ------                                                          -------
COMMON STOCKS (CONTINUED)
-------------------------
    UK (CONTINUED)
    --------------
       61,000   LASMO, PLC ........................................  $   135,317
       73,000   Legal & General Group PLC .........................      202,721
       28,000   Lloyds TSB Group, PLC .............................      387,401
       16,000   McKechnie, PLC ....................................      101,221
       14,000   National Westminster Bank, PLC           316,086
        8,000   Rio Tinto, PLC ....................................      136,583
       11,100   Royal Bank of Scotland Group,
                  PLC .............................................      255,353
       28,000   Scot & Newcastle, PLC .............................      260,874
       21,000   Scottish Power, PLC ...............................      194,275
       38,000   Shell Transport & Trading
                  Company, PLC ....................................      290,978
       28,000   SmithKline Beecham, PLC ...........................      361,175
       23,991   Smiths Industries, PLC ............................      325,626
       40,000   Stagecoach Holdings, PLC ..........................      113,709
       27,642   Unilever, PLC .....................................      256,630
       90,000   Vodafone Group ....................................      419,262
        8,892   Wassall, PLC ......................................       40,985
                                                                     -----------
                                                                       7,131,622
                                                                     -----------
Total Common Stocks (cost $36,733,783) ............................   45,519,474
                                                                     -----------


      PRINCIPAL                                                         MARKET
        AMOUNT                                                           VALUE
        ------                                                          -------
CONVERTIBLE PREFERRED SHARES--1.5% (a)
--------------------------------------
    JAPAN--1.5%
    -----------
  34,000,000    TB Finance (Cayman) 2.75%
                  10/01/04 (e) ....................................  $   295,914
  36,000,000    Sanwa International Finance
                  (Bermuda) 1.25% 1/8/05 (e).......................      447,108
                                                                     -----------
                                                                         743,022
                                                                     -----------
Total Convertible Preferred Shares
  (cost $506,793) .................................................      743,022
                                                                     -----------
Total Investment Portfolio
  excluding repurchase aggreement
  (cost $37,240,576) ..............................................   46,262,496


      PRINCIPAL                                                         MARKET
        AMOUNT                                                           VALUE
        ------                                                          -------
REPURCHASE AGREEMENT--2.7%(a)
-----------------------------
Repurchase Agreement with State Street
Bank and Trust Company, dated
October 29, 1999 @ 5.13% to be
repurchased at $1,291,552 on
November 01, 1999, collateralized by
$1,275,000 United States Treasury Notes,
6.25% due October 31, 2001,(market value
$1,324,984 including interest)
(cost $1,291,000) ...............................................      1,291,000
                                                                     -----------
TOTAL INVESTMENT PORTFOLIO
  (cost $38,531,576)(f), 99.3%(a) ...............................     47,553,496
OTHER ASSETS AND LIABILITIES, net, 0.7%(a) ......................        320,770
                                                                     -----------
NET ASSETS, 100.0% ..............................................    $47,874,266
                                                                     ===========
----------
*     Non-income producing security.
(a)   Percentages indicated are based on net assets.
(b) Martin Currie Investment Management Limited is the manager of the Indian Opportunities Fund, Ltd. and the Taiwan American Fund.
(c) Bonus Issue-This bonus issue was converted into 5,000 shares of Secom Company, Ltd. on November 29, 1999.
(d)   Security is deemed illiquid and is fair valued by the Board of Trustees.
(e)   Principal amount is stated in Japanese Yen.
(f) The aggregate indentified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $9,021,920 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $10,912,504 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $1,890,584.
ADR - American Depository Receipt
ADS - American Depository Shares
GDR - Global Depository Receipt
GDS - Global Depository Shares


    The accompanying notes are an integral part of the financial statements.

                  8   A  N  N  U  A  L   R  E  P  O  R  T

         HERITAGE SERIES TRUST - EAGLE INTERNATIONAL EQUITY PORTFOLIO
                              INVESTMENT PORTFOLIO
                                OCTOBER 31, 1999
                                  (CONTINUED)

                                                           MARKET      % OF NET
     INDUSTRY DIVERSIFICATION                               VALUE       ASSETS
     ------------------------                               -----       ------
     Common Stocks
       Aerospace .....................................  $   325,626       0.7%
       Airlines ......................................      317,441       0.7%
       Auto Manufacturers ............................      421,981       0.9%
       Auto Parts and Equipment ......................      353,912       0.7%
       Banking .......................................    4,106,232       8.6%
       Broadcasting ..................................      301,941       0.6%
       Building ......................................    1,285,455       2.7%
       Capital Goods .................................      558,959       1.2%
       Chemicals .....................................    1,628,197       3.3%
       Conglomerates .................................      495,007       1.0%
       Consumer Goods and Services ...................    3,142,913       6.5%
       Cosmetics and Toiletries ......................      731,946       1.5%
       Electronic and Electrical Equipment ...........    4,368,082       9.0%
       Finance .......................................    1,401,643       2.9%
       Food ..........................................    1,028,267       2.1%
       Forest Products ...............................      179,697       0.4%
       Industrials, Diversified ......................    1,215,425       2.5%
       Insurance .....................................    1,577,402       3.3%
       Leisure and Hotels ............................      630,793       1.3%
       Mining ........................................      191,086       0.4%
       Office Equipment ..............................    1,316,870       2.8%
       Oil and Gas ...................................    2,099,603       4.4%
       Pharmaceuticals ...............................    2,828,099       6.0%
       Publishing ....................................      279,860       0.6%
       Real Estate ...................................      453,784       1.0%
       Recreational Products .........................      289,153       0.6%
       Restaurants ...................................      260,874       0.5%
       Retail Stores .................................    1,079,655       2.3%
       Securities ....................................      145,788       0.3%
       Services ......................................    1,344,726       2.8%
       Software ......................................      641,006       1.3%
       Steel and Iron ................................      571,114       1.2%
       Telecommunications ............................    7,309,619      15.5%
       Tires and Rubber ..............................      467,920       1.0%
       Transportation and Storage ....................      832,147       1.7%
       Utilities, Diversified ........................      798,100       1.7%
       Utilities, Electric ...........................      194,275       0.4%
       Utilities, Water ..............................      344,876       0.7%
     Convertible Preferred Shares
       Banking .......................................      295,914       0.6%
       Finance .......................................      447,108       0.9%
     Repurchase Agreement ............................    1,291,000       2.7%
                                                        -----------      ----
     Total Investments ...............................  $47,553,496      99.3%
                                                        ===========      ====

                    OPEN FORWARD FOREIGN CURRENCY CONTRACTS
                                OCTOBER 31, 1999

                                                                GROSS UNREALIZED
         CONTRACT                     IN             DELIVERY     APPRECIATION
        TO DELIVER               EXCHANGE FOR          DATE      (DEPRECIATION)
--------------------------    ------------------     --------   ----------------
 USD                95,825    EUR         91,349     11/01/99     $     (280)
 USD             3,503,000    JPY    386,993,820     11/22/99       (221,192)
 JPY           386,993,820    USD      3,676,202     11/22/99         47,990
                                                                  ----------
 Net Unrealized Depreciation                                      $ (173,482)
                                                                  ==========
----------
EUR - Euro     JPY - Japanese Yen     USD - United States Dollar


    The accompanying notes are an integral part of the financial statements.


                  9   A  N  N  U  A  L   R  E  P  O  R  T

                     EAGLE INTERNATIONAL EQUITY PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1999

ASSETS
------
Investments, at market value (identified cost $37,240,576 ) (Note 1) ...............................                    $46,262,496
Repurchase agreement (cost $1,291,000) (Note 1) ....................................................                      1,291,000
Cash ...............................................................................................                         10,760
Receivables:
  Investments sold .................................................................................                      7,655,613
  Fund shares sold .................................................................................                        517,511
  Dividends and interest ...........................................................................                         46,972
  Foreign taxes recoverable ........................................................................                         36,692
Deferred organization expenses (Note 1) ............................................................                          5,200
Deferred state qualification expenses (Note 1) .....................................................                          7,834
Prepaid insurance ..................................................................................                          1,328
                                                                                                                        -----------
     Total assets ..................................................................................                     55,835,406

LIABILITIES
-----------
Payables (Note 4):
  Investments purchased ............................................................................      $ 7,464,352
  Fund shares redeemed .............................................................................          128,567
  Accrued management fee ...........................................................................           86,796
  Accrued distribution fee .........................................................................           34,435
  Unrealized depreciation of forward currency contracts ............................................          173,482
  Other accrued expenses ...........................................................................           73,508
                                                                                                          -----------
     Total liabilities .............................................................................        7,961,140
                                                                                                          -----------
Net assets, at market value ........................................................................      $47,874,266
                                                                                                          ===========
NET ASSETS
----------
Net assets consist of:
  Paid-in capital (Note 5) .........................................................................                    $32,464,483
  Accumulated net investment income (Notes 1 and 5) ................................................                         78,478
  Accumulated net realized gain (Notes 1 and 5) ....................................................                      6,487,318
  Net unrealized appreciation on investments and other assets and liabilities denominated in
    foreign currencies .............................................................................                      8,843,987
                                                                                                                        -----------
Net assets, at market value ........................................................................                    $47,874,266
                                                                                                                        ===========
EAGLE CLASS SHARES
------------------
Net asset value, redemption and offering price per share ($32,204,989 divided by 1,037,481 shares
  of beneficial interest outstanding, no par value) (Notes 1 and 2) ................................                    $     31.04
                                                                                                                        ===========
CLASS A SHARES
--------------
Net asset value and redemption price per share ($7,910,457 divided by 250,659 shares
  of beneficial interest outstanding, no par value) (Notes 1 and 2) ................................                    $     31.56
                                                                                                                        ===========
Maximum offering price per share (100/95.25 of $31.56) .............................................                    $     33.13
                                                                                                                        ===========
CLASS B SHARES
--------------
Net asset value and redemption price per share ($458,757 divided by 14,881 shares
  of beneficial interest outstanding, no par value) (Notes 1 and 2) ................................                    $     30.83
                                                                                                                        ===========
CLASS C SHARES
--------------
Net asset value and offering price per share ($7,300,063 divided by 236,759 shares
  of beneficial interest outstanding, no par value) (Notes 1 and 2) ................................                    $     30.83
                                                                                                                        ===========

    The accompanying notes are an integral part of the financial statements.


                  10   A  N  N  U  A  L   R  E  P  O  R  T

                     EAGLE INTERNATIONAL EQUITY PORTFOLIO
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED OCTOBER 31, 1999


INVESTMENT INCOME
-----------------
Income:
  Dividends (net of $84,150 foreign withholding taxes)........................                     $   737,523
  Interest (net of $3 foreign withholding taxes)..............................                          46,306
                                                                                                   -----------
     Total income ............................................................                         783,829
Expenses (Notes 1 and 4):
  Management fee .............................................................   $  477,822
  Distribution fee (Eagle Shares) ............................................      332,966
  Distribution fee (Class A Shares) ..........................................       18,407
  Distribution fee (Class B Shares) ..........................................        3,928
  Distribution fee (Class C Shares) ..........................................       67,266
  Shareholder servicing fees (Eagle Shares) ..................................        3,330
  Shareholder servicing fees (Class A Shares) ................................        9,572
  Shareholder servicing fees (Class B Shares) ................................          511
  Shareholder servicing fees (Class C Shares) ................................        8,745
  Custodian/Fund accounting fees .............................................      165,632
  Professional fees ..........................................................       61,680
  Amortization of state qualification expenses ...............................       41,775
  Reports to shareholders ....................................................       12,776
  Organization expenses ......................................................       10,400
  Trustees' fees and expenses ................................................        9,478
  Other ......................................................................        4,254
                                                                                 ----------
     Total expenses before waiver ............................................    1,228,542
     Fees waived by Manager (Note 4) .........................................      (24,049)         1,204,493
                                                                                  ----------       -----------
Net investment loss ..........................................................                        (420,664)
                                                                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------
Net realized gain from investment transactions ...............................                       6,904,858
Net realized gain from foreign currency transactions .........................                         216,150
Net unrealized appreciation of investments during the year ...................                       3,686,213
Net unrealized depreciation from foreign currency liabilities during the year                         (177,933)
                                                                                                   -----------
     Net gain on investments .................................................                      10,629,288
                                                                                                   -----------
Net increase in net assets resulting from operations .........................                     $10,208,624
                                                                                                   ===========

    The accompanying notes are an integral part of the financial statements.

                  11   A  N  N  U  A  L   R  E  P  O  R  T

                     EAGLE INTERNATIONAL EQUITY PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                   FOR THE YEARS ENDED
                                                                                            -----------------------------------
                                                                                            OCTOBER 31, 1999   OCTOBER 31, 1998
                                                                                            ----------------   ----------------
 Increase in net assets:
 Operations:
   Net Investment loss ...................................................................    $   (420,664)      $  (264,871)
   Net realized gain from investment transactions ........................................       6,904,858           234,230
   Net realized gain (loss) from foreign currency transactions ...........................         216,150           (68,794)
   Net unrealized appreciation of investments during the year. ...........................       3,686,213         3,293,526
   Net unrealized appreciation (depreciation) from foreign currrency during the year .....        (177,933)           95,909
                                                                                              ------------       -----------
   Net increase in net assets resulting from operations ..................................      10,208,624         3,290,000
 Distributions to shareholders from:
   Net investment income Class A Shares, ($ 0.05 per share) ..............................              --           (13,340)
   Net realized gains Eagle Shares, ($ 0.12 and $0.62 per share, respectively). ..........        (151,973)         (808,740)
   Net realized gains Class A Shares, ($ 0.12 and $0.62 per share, respectively). ........         (30,773)         (155,218)
   Net realized gains Class B Shares, ($ 0.12 per share) .................................          (1,581)               --
   Net realized gains Class C Shares, ($ 0.12 and $0.62 per share, respectively). ........         (27,806)         (102,719)
 Increase (decrease) in net assets from Fund share transactions (Note 2) .................      (7,860,802)        1,913,671
                                                                                              ------------       -----------
 Increase in net assets ..................................................................       2,135,689         4,123,654
 Net assets, beginning of year ...........................................................      45,738,577        41,614,923
                                                                                              ------------       -----------
 Net assets, end of year (including undistributed net investment income of $78,478 and
   accumulated net investment loss of $113,865, respectively.) ...........................    $ 47,874,266       $45,738,577
                                                                                              ============       ===========

    The accompanying notes are an integral part of the financial statements.

                  12   A  N  N  U  A  L   R  E  P  O  R  T

         HERITAGE SERIES TRUST - EAGLE INTERNATIONAL EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                               EAGLE SHARES*
                                      ---------------------------------------------------------------
                                                            FOR THE YEARS ENDED
                                                                OCTOBER 31,
                                      ---------------------------------------------------------------
                                         1999         1998         1997         1996     1995/dagger/
                                      ---------    ---------    ---------    ---------   ------------
NET ASSET VALUE, BEGINNING OF
 YEAR .........................       $   25.17    $   23.83    $   22.14    $   20.79    $   20.00
                                      ---------    ---------    ---------    ---------    ---------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income
  (loss)(a) ....................          (0.27)       (0.17)       (0.11)       (0.01)       (0.03)
 Net realized and
  unrealized gain on
  investments ..................           6.26         2.13         2.28         1.84         0.82
                                      ---------    ---------    ---------    ---------    ---------
 Total from Investment
 Operations ....................           5.99         1.96         2.17         1.83         0.79
                                      ---------    ---------    ---------    ---------    ---------
LESS DISTRIBUTIONS:
 Dividends from net
  investment income ............          --           --           (0.31)       (0.01)       --
 Distributions from net
  realized gains ...............          (0.12)       (0.62)       (0.17)       (0.47)       --
                                      ---------    ---------    ---------    ---------    ---------
 Total Distributions ...........          (0.12)       (0.62)       (0.48)       (0.48)       --
                                      ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END
 OF YEAR .......................      $   31.04    $   25.17    $   23.83    $   22.14    $   20.79
                                      =========    =========    =========    =========    =========
TOTAL RETURN(%)(b) .............          23.85         8.38 (c)     9.98 (c)     8.93         3.95 (d)
RATIOS (%)/ SUPPLEMENTAL
 DATA:
 Operating expenses, net, to
  average daily net
  assets(a) ....................           2.60         2.60         2.60         2.60         2.60 (e)
 Net investment income
  (loss) to average daily
  net assets ...................          (0.95)       (0.67)       (0.47)       (0.02)       (0.33)(e)
 Portfolio turnover rate (d) ...             78           71           50           59           61
 Net assets, end of year
  ($ millions) .................             32           33           32           22           10

                                                            CLASS A SHARES*
                                       -----------------------------------------------------------
                                                          FOR THE YEARS ENDED
                                                              OCTOBER 31,
                                       ------------------------------------------------------------
                                          1999         1998         1997       1996/dagger//dagger/
                                       ----------   ----------   ----------    --------------------
NET ASSET VALUE, BEGINNING OF
 YEAR ...........................       $   25.43    $   23.97    $   22.25        $   21.11
                                        ---------    ---------    ---------        ---------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income
  (loss)(a) .....................           (0.09)       (0.01)        0.05             0.10
 Net realized and
  unrealized gain on
  investments ...................            6.34         2.14         2.28             1.04
                                        ---------    ---------    ---------        ---------
 Total from Investment
  Operations ....................            6.25         2.13         2.33             1.14
                                        ---------    ---------    ---------        ---------
LESS DISTRIBUTIONS:
 Dividends from net
  investment income .............           --           (0.05)       (0.44)           --
 Distributions from net
  realized gains ................           (0.12)       (0.62)       (0.17)           --
                                        ---------    ---------    ---------        ---------
 Total Distributions ............           (0.12)       (0.67)       (0.61)           --
                                        ---------    ---------    ---------        ---------
NET ASSET VALUE, END
 OF YEAR ........................       $   31.56    $   25.43    $   23.97        $   22.25
                                        =========    =========    =========        =========
TOTAL RETURN(%)(b) ..............           24.68         9.04 (c)    10.71 (c)         5.40 (d)
RATIOS (%)/ SUPPLEMENTAL
 DATA:
 Operating expenses, net, to
  average daily net
  assets(a) .....................           1.97          1.97         1.97             1.97 (e)
 Net investment income
  (loss) to average daily
  net assets ....................          (0.32)        (0.02)        0.22             0.44 (e)
 Portfolio turnover rate (d) ....             78            71           50               59
 Net assets, end of year
  ($ millions) ..................              8             7            6                3

                                               CLASS B SHARES*
                                  ----------------------------------------
                                             FOR THE YEARS ENDED
                                                 OCTOBER 31,
                                  -----------------------------------------
                                      1999     1998/dagger//dagger//dagger/
                                  ---------    ----------------------------
Net asset value, beginning of
 year ..........................   $  25.03             $   23.95
                                   --------             ---------
Income from Investment
 Operations:
 Net investment income
  (loss)(a) ....................     (0.30)                 (0.16)
 Net realized and
  unrealized gain on
  investments ..................      6.22                   1.24
                                  --------              ---------
 Total from Investment
  Operations ...................      5.92                  1.08
                                  --------             ---------
Less Distributions:
 Dividends from net
  investment income ............        --                    --
 Distributions from net
  realized gains ...............     (0.12)                   --
                                  --------             ---------
 Total Distributions ...........     (0.12)                   --
                                  --------             ---------
Net asset value, end
 of year .......................  $  30.83             $   25.03
                                  ========             =========
Total Return(%)(b) .............     23.70                  4.51 (d)
Ratios (%)/ Supplemental
 Data:
 Operating expenses, net, to
  average daily net
  assets(a) .....................     2.72                  2.72 (e)
 Net investment income
  (loss) to average daily
  net assets ....................   (1.04)                 (0.71)(e)
 Portfolio turnover rate (d).....      78                     71
 Net assets, end of year
  ($ millions)...................     0.5                    0.2

                                                            CLASS C SHARES*
                                  ------------------------------------------------------------------
                                                          FOR THE YEARS ENDED
                                                              OCTOBER 31,
                                  -------------------------------------------------------------------
                                      1999          1998             1997        1996/dagger//dagger/
                                  ---------      ---------       ----------      --------------------
Net asset value, beginning of
 year ...........................  $  25.03      $   23.73        $   22.12          $   21.11
                                   --------      ---------        ---------          ---------
Income from Investment
 Operations:
 Net investment income
  (loss)(a) .....................     (0.30)         (0.20)           (0.13)             (0.07)
 Net realized and
  unrealized gain on
  investments ...................      6.22           2.12             2.25               1.08
                                   --------      ---------        ---------          ---------
 Total from Investment
  Operations ....................      5.92           1.92             2.12               1.01
                                   --------      ---------        ---------          ---------
Less Distributions:
 Dividends from net
  investment income .............        --             --            (0.34)                --
 Distributions from net
  realized gains ................     (0.12)         (0.62)           (0.17)                --
                                   --------      ---------        ---------          ---------
 Total Distributions ............     (0.12)         (0.62)           (0.51)                --
                                   --------      ---------        ---------          ---------
Net asset value, end
 of year ........................  $  30.83      $   25.03        $   23.73          $   22.12
                                   ========      =========        =========          =========
Total Return(%)(b) ..............     23.70           8.24 (c)         9.79 (c)           4.78 (d)
Ratios (%)/ Supplemental
 Data:
 Operating expenses, net, to
  average daily net
  assets(a) .....................      2.72           2.72             2.72               2.72 (e)
 Net investment income
  (loss) to average daily
  net assets ....................     (1.06)         (0.79)           (0.52)             (0.32)(e)
 Portfolio turnover rate (d).....        78             71               50                 59
 Net assets, end of year
  ($ millions)...................         7              6                4                  1

--------
* Per share amounts have been calculated using the monthly average share method.
/dagger/ For the period May 1, 1995 (commencement of operations) to October
31, 1995.
/dagger//dagger/ For the period December 27, 1995 (commencement of Class A and Class C Shares) to October 31, 1996.
/dagger//dagger//dagger/ For the period January 2, 1998 (commencement of Class
 B Shares) to October 31, 1998.
(a) Excludes management fees waived and expenses reimbursed by the Eagle in the amount of $.01, $.03, $.06, $.16 and $.17 per Eagle Share, respectively. The operating expense ratios including such items would have been 2.65%, 2.71%, 2.86%, 3.31% and 5.09% (annualized) for Eagle Shares, respectively. Excludes management fees waived by Eagle in the amount of $.01, $.03, $.06 and $.16 per Class A Share, respectively. The operating expense ratio including such items would have been 2.02%, 2.08%, 2.23% and 2.69% (annualized) for Class A Shares, respectively. Excludes management fees waived by Eagle in the amount of $.01 and $.03 per Class B Share, respectively. The operating expense ratio including such items would have been 2.77% and 2.83% (annualized) for Class B Shares, respectively. Excludes management fees waived by Eagle in the amount of $.01, $.03, $.06, and $.16 per Class C Share, respectively. The operating expense ratio including such items would have been 2.77%, 2.83%, 2.98% and 3.44% (annualized) for Class C Shares, respectively.
(b) Calculated without the imposition of a sales charge.
(c) These returns are calculated based on the published net asset value at October 31, 1997.
(d) Not annualized.
(e) Annualized.

    The accompanying notes are an integral part of the financial statements.

                  13   A  N  N  U  A  L   R  E  P  O  R  T

                     EAGLE INTERNATIONAL EQUITY PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Series Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of six separate investment Portfolios, the Eagle International Equity Portfolio (the "Fund"), the Aggressive Growth Fund, Small Cap Stock Fund, the Value Equity Fund, the Growth Equity Fund, and the Mid Cap Growth Fund. The Fund primarily seeks capital appreciation principally through investments in a portfolio of international equity securities.

        The Fund currently offers Eagle Class, Class A, Class B and Class C Shares. The Eagle Class of shares are subject to certain minimum investment requirements and are sold without any sales charge. Class A Shares are sold subject to a maximum sales charge of 4.75% of the amount invested payable at the time of purchase. Class B Shares, which were offered to shareholders beginning January 2, 1998, are sold subject to a 5% maximum contingent deferred sales load (based on the lower of purchase price or redemption price), declining over a six-year period. Class C Shares are sold subject to a contingent deferred sales charge of 1% of the lower of net asset value or purchase price payable upon any redemptions less than one year after purchase. The financial statements for the Aggressive Growth Fund, Small Cap Stock Fund, Growth Equity Fund, Mid Cap Growth Fund and Value Equity Fund are presented separately. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

        SECURITY VALUATION: The Fund values investment securities at market value based on the last quoted sales price as reported by the principal securities exchange on which the security is traded. If no sale is reported, the last bid price is used and in the absence of a market quote, securities are valued using such methods as the Board of Trustees believes would reflect fair market value. Securities that are quoted in a foreign currency will be valued daily in U.S. dollars at the foreign currency exchange rates prevailing at the time the Fund calculates its daily net asset value per share. Although the Fund values its assets in U.S. dollars on a daily basis, it does not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. Short term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market.

        FOREIGN CURRENCY TRANSACTIONS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Net realized gain (loss) and unrealized appreciation (depreciation) from foreign currency transactions include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the sales of foreign currency and gains and losses between the ex and payment dates on dividends, interest, and foreign withholding taxes.

        FORWARD FOREIGN CURRENCY CONTRACTS: The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currencies gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

        REPURCHASE AGREEMENTS: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price.

        FEDERAL INCOME TAXES: The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.


                           14  A N  N  U  A  L  R  E  P  O  R  T

                     EAGLE INTERNATIONAL EQUITY PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)

        DISTRIBUTION OF NET REALIZED GAINS: Net realized gains from investment transactions during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to the Fund, will be distributed to shareholders in the following fiscal year. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

        EXPENSES: The Fund is charged for those expenses that are directly attributable to it, such as management fees, custodian/fund accounting fees, distribution fees, etc., while other expenses such as insurance expense, are all allocated proportionately among the Trust. Expenses of the Fund are allocated to each class of shares based upon their relative percentage of current net assets. All expenses that are directly attributable to a specific class of shares, such as distribution and shareholder servicing fees, are charged directly to that class.

        STATE QUALIFICATION EXPENSES: State qualification fees are amortized based either on the time period covered by the qualification or as related shares are sold, whichever is appropriate for each state.

        ORGANIZATION EXPENSES: Expenses incurred in connection with the formation of the Fund were deferred and are being amortized on a straight-line basis over 60 months from the date of commencement of operations.

        CAPITAL ACCOUNTS: The Fund reports the undistributed net investment income (accumulated net investment loss) and accumulated net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without impacting the net asset value of the Fund.

        OTHER: For purposes of these financial statements, investment security transactions are accounted for on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Note 2: FUND SHARES. At October 31, 1999, there was an unlimited number of shares of beneficial interest of no par value authorized.

        Transactions in Eagle Shares and Class A, B and C Shares of the Fund during the year ended October 31, 1999, were as follows:

FOR THE YEAR ENDED                          EAGLE SHARES                    A SHARES
OCTOBER 31, 1999                   ----------------------------   --------------------------
                                       SHARES         AMOUNT         SHARES         AMOUNT
                                   -----------   -------------      ---------   -------------
     Shares sold . ...............     137,206    $   3,951,774       27,491    $    780,723
     Shares issued on
       reinvestment
       of distributions ..........       5,474          151,150        1,024          28,582
     Shares redeemed .............    (409,377)     (11,689,394)     (45,994)     (1,298,534)
                                      --------    -------------      -------    ------------
     Net increase (decrease) .....    (266,697)   $  (7,586,470)     (17,479)   $   (489,229)
                                                  =============                 ============
     Shares outstanding:
      Beginning of year ..........   1,304,178                       268,138
                                     ---------                       -------
      End of year ................   1,037,481                       250,659
                                     =========                       =======

FOR THE YEAR ENDED                         B SHARES                  C SHARES
OCTOBER 31, 1999                   ------------------------ --------------------------
                                      SHARES      AMOUNT       SHARES        AMOUNT
                                   ---------    ----------   ---------    ------------
     Shares sold . ...............     9,353    $  254,995      45,492    $  1,262,451
     Shares issued on
       reinvestment
       of distributions ..........        58         1,581       1,009          27,703
     Shares redeemed .............    (3,878)     (109,438)    (43,865)     (1,222,395)
                                      ------    ----------     -------    ------------
     Net increase (decrease) .....     5,533    $  147,138       2,636    $     67,759
                                                ==========                ============
     Shares outstanding:
      Beginning of year ..........     9,348                   234,123
                                      ------                   -------
      End of year ................    14,881                   236,759
                                      ======                   =======

                   15   A  N  N  U  A  L   R  E  P  O  R  T

                     EAGLE INTERNATIONAL EQUITY PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)

    Transactions in Eagle Shares, Class A Shares and Class C Shares, of the Fund during the year ended October 31, 1998 and Class B Shares from January 2, 1998 (commencement of Class B Shares) to October 31, 1998, were as follows:

FOR THE YEAR ENDED                        EAGLE SHARES                   A SHARES
OCTOBER 31, 1998                  ----------------------------- ---------------------------
                                      SHARES         AMOUNT        SHARES        AMOUNT
                                  ------------- --------------- ----------   --------------
     Shares sold . ..............      161,915   $   4,255,168      57,108    $  1,498,668
     Shares issued on
       reinvestment of
       distributions ............       34,247         805,842       6,686         158,113
     Shares redeemed ............     (223,287)     (5,683,092)    (51,418)     (1,323,329)
                                   -----------   -------------     -------    ------------
     Net increase (decrease).....      (27,125)  $    (622,802)     12,376    $    333,452
                                                 =============                ============
     Shares outstanding:
      Beginning of year . .......    1,331,303                     255,762
                                   -----------
      End of year ...............    1,304,178                     268,138
                                   ===========                     =======

FOR THE YEAR ENDED                      B SHARES                 C SHARES
OCTOBER 31, 1998                  --------------------- ---------------------------
                                   SHARES     AMOUNT       SHARES        AMOUNT
                                  -------   ----------   ---------    -------------
     Shares sold . ..............  9,521    $ 247,499      138,692    $  3,626,639
     Shares issued on
       reinvestment of
       distributions ............     --           --        4,371         102,414
     Shares redeemed ............   (173)      (4,682)     (67,332)     (1,769,569)
                                   -----    ---------      -------    ------------
     Net increase (decrease).....  9,348    $ 242,817       75,731    $  1,959,484
                                            =========                 ============
     Shares outstanding:
      Beginning of year . .......     --                   158,392
                                   -----                   -------
      End of year ...............  9,348                   234,123
                                   =====                   =======

Note 3: PURCHASES AND SALES OF SECURITIES. For the year ended October 31,
        1999, purchases and sales on investment securities (excluding repurchase agreements and short term obligations) aggregated $37,080,096 and $36,465,810, respectively.

Note 4: MANAGEMENT, SUBADVISORY, DISTRIBUTION, SHAREHOLDER SERVICING AGENT
        AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administrative Agreement with Eagle Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager a fee equal to a rate of 1.00% on the first $100 million of average daily net assets and 0.80% of any excess over $100 million of the Fund's average daily net assets, computed daily and payable monthly. The Manager contractually waived its investment advisory fee to the extent that Fund operating expenses exceed 2.60%, 1.97%, 2.72% and 2.72% on an annual basis of the Fund's average daily net assets for Eagle Class Shares, Class A, Class B and Class C Shares, respectively. Management fees of $24,049 were waived for the Fund for the year ended October 31, 1999. If total Fund expenses fall below the expense limitation agreed to by Eagle before the end of the year ending October 31, 2001, the Fund may be required to pay the Manager a portion or all of the waived management fees. In addition, the Fund may be required to pay the Manager, a portion or all of the management fees waived of $52,276 in fiscal 1998 if total Fund expenses fall below the annual expense limitations before the end of the year ending October 31, 2000.

        The Manager has entered into an agreement with Martin Currie, Inc., a New York Corporation, (the "Subadviser") to provide to the Fund investment advice, portfolio management services including the placement of brokerage orders, and certain compliance and other services for a fee payable by the Manager equal to .50% of the average daily net assets on the first $100 million of net assets and .40% thereafter without regard to any reduction due to the imposition of expense limitations. For the year ended October 31, 1999 the Subadviser earned $238,911 for Subadviser fees, which was paid by the Manager.

        Heritage Asset Management, Inc. ("Heritage"), an affiliate of the Manager, is the Dividend Paying and Shareholder Servicing Agent for the Fund. Heritage also may provide certain administrative services for the Fund and receives a fee in the amount of .10% from the Manager for performing these administrative services.

        Raymond James & Associates, Inc. (the "Distributor") has advised the Fund that it received $19,272 in front-end sales charges for Class A Shares, and $2,439 and $2,202 in contingent deferred sales charges for Class B and C Shares for the year ended October 31, 1999, respectively. The Distributor paid sales commissions to salespersons from these fees and incurred other distribution costs.

        Pursuant to the Class A Distribution Plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund is authorized to pay the Distributor a fee, equal to .25% of the average daily net assets for Class A Shares. Under the Eagle


                     16  A  N  N  U  A  L    R  E  P  O  R  T

                     EAGLE INTERNATIONAL EQUITY PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)

        Class, Class B and Class C Distribution Plans, the Fund may pay the Distributor a fee equal to 1.00% of the average daily net assets. Such fees are accrued daily and payable monthly. Class B Shares will convert to Class A Shares eight years after the end of the calendar month in which the shareholder's order to purchase Class B Shares was accepted. The Manager, Heritage and Distributor are all wholly owned subsidiaries of Raymond James Financial, Inc.

        Trustees of the Trust also serve as Trustees for Heritage Cash Trust, Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust and Heritage U.S. Government Income Fund, investment companies that are advised by Heritage (collectively referred to as the Heritage funds). Each Trustee of the Heritage funds that is not an interested person of Heritage received an annual fee of $8,666, an additional fee of $3,250 for each combined quarterly meeting of the Heritage funds attended and $1,000 for each special Trustees meeting attended. Trustees' fees and expenses are paid equally by each of the Heritage funds.

Note 5: FEDERAL INCOME TAXES: For the year ended October 31, 1999, to reflect reclassifications arising from permanent book/tax differences primarily attributable to foreign currency gains, a net operating loss and basis difference in passive foreign investment companies (PFICs), the Fund credited undistributed net investment income $613,007 and paid in capital $5,242 and debited accumulated net realized gain $618,249.

Note 6: FINANCIAL INVESTMENT WITH OFF-BALANCE SHEET RISK. The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions, to manage its foreign currency exposure or to sell for a fixed amount of U.S. dollars or other currency, the amount of foreign currency approximating the value of some or all of its holdings denominated in such foreign currency or an amount of foreign currency other than the currency in which the securities to be hedged are denominated approximating the value of some or all of its holdings to be hedged. Additionally, when the Subadviser anticipates purchasing securities at some time in the future, the Fund may enter into a forward contract to purchase an amount of currency equal to some or all of the value of the anticipated purchase for a fixed amount of U.S. dollars or other currency.

        The Fund may enter into forward contracts to hedge against changes in future foreign exchange rates and enhance return. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract. Risks may also arise upon entering into these contracts from the potential inability of these parties to meet the terms of their contracts.

                    17   A  N  N  U  A  L  R  E  P  O  R  T

              REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Trustees and Shareholders of Heritage Series Trust - Eagle International Equity Portfolio

     In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Heritage Series Trust - Eagle International Equity Portfolio (the "Fund") at October 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.



/s/ PRICEWATERHOUSECOOPERS LLP
------------------------------
PricewaterhouseCoopers LLP
Tampa, Florida


December 15, 1999

                     18   A  N  N  U  A  L  R  E  P  O  R  T

EAGLE INTERNATIONAL EQUITY PORTFOLIO
P.O. Box 10520
St Petersburg, FL 33733

INVESTMENT ADVISER
Eagle Asset Management, Inc.
P.O. Box 10520
St. Petersburg, FL 33733
(800) 237-3101

INVESTMENT SUBADVISER
Martin Currie Inc.
Saltire Court
20 Castle Terrace
Edinburgh, Scotland EH1 2ES

DISTRIBUTOR
Raymond James & Associates, Inc.
P.O. Box 12749
St Petersburg, FL 33733
(727) 573-3800

TRANSFER AGENT/
DIVIDEND DISBURSING AGENT
Heritage Asset Management, Inc.
P.O. Box 33022
St. Petersburg, FL 33733

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP


                          EAGLE INTERNATIONAL EQUITY
                                   PORTFOLIO

                                 Annual Report

                                October 31, 1999